CALAMOS® FAMILY OF FUNDS

Supplement dated September 10, 2015 to the CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B, and C and Class I and R, both dated March 1, 2015,

as supplemented on April 8, 2015, April 22, 2015, July 2, 2015, and August 21, 2015,

and the Statement of Additional Information, dated March 1, 2015,

as amended and restated on June 12, 2015, as supplemented on July 2, 2015 and August 21, 2015

Effective immediately, Gary Black will no longer be a member of the investment team managing any of the series of the Calamos Investment Trust other than the Calamos Long/Short Fund where he will remain a Co-Portfolio Manager. Accordingly, all references to Mr. Black’s position of Global Co-CIO and his involvement with all other series of the Calamos Investment Trust except for the Calamos Long/Short Fund shall be deemed deleted from the Summary Prospectuses, Prospectuses, and Statement of Additional Information of the Calamos Investment Trust.

The following table replaces the table listing the Growth Fund’s portfolio managers in its entirety on page 6 of the Class A, B and C Prospectus, and on page 6 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	11 years	SVP, Sr. Co-Portfolio Manager
David Kalis	since November 13, 2014	SVP, Sr. Co-Portfolio Manager
Michael Roesler	since September 1, 2015	SVP, Co-Portfolio Manager
Jon Vacko	11 years	SVP, Co-Portfolio Manager

The following table replaces the table listing the Opportunistic Value Fund’s portfolio managers in its entirety on page 10 of the Class A, B and C Prospectus, and on page 10 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	since January 29, 2015	SVP, Sr. Co-Portfolio Manager
Jon Vacko	since January 29, 2015	SVP, Co-Portfolio Manager

The following table replaces the table listing the Focus Growth Fund’s portfolio managers in its entirety on page 14 of the Class A, B and C Prospectus, and on page 14 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
David Kalis	since November 13, 2014	SVP, Sr. Co-Portfolio Manager
Michael Roesler	since September 1, 2015	SVP, Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager

MFSPT5 09/15

The following table replaces the table listing the Discovery Growth Fund’s portfolio managers in its entirety on page 18 of the Class A, B and C Prospectus, and on page 18 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
David Kalis	2 years	SVP, Sr. Co-Portfolio Manager
Michael Roesler	1 year	SVP, Co-Portfolio Manager

The following table replaces the table listing the International Growth Fund’s portfolio managers in its entirety on page 22 of the Class A, B and C Prospectus, and on page 22 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	2 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	since March 1, 2015	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	2 years	SVP, Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager

The following table replaces the table listing the Evolving World Growth Fund’s portfolio managers in its entirety on page 26 of the Class A, B and C Prospectus, and on page 26 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	2 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	since March 1, 2015	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	2 years	SVP, Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager

The following table replaces the table listing the Global Equity Fund’s portfolio managers in its entirety on page 30 of the Class A, B and C Prospectus, and on page 30 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
David Kalis	since March 1, 2015	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	2 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	since March 1, 2015	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	2 years	SVP, Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager

The following table replaces the table listing the Growth and Income Fund’s portfolio managers in its entirety on page 35 of the Class A, B and C Prospectus, and on page 34 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	11 years	SVP, Sr. Co-Portfolio Manager
David Kalis	since March 1, 2015	SVP, Sr. Co-Portfolio Manager
Eli Pars	1.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	11 years	SVP, Co-Portfolio Manager
Joe Wysocki	since March 1, 2015	SVP, Co-Portfolio Manager

The following table replaces the table listing the Global Growth and Income Fund’s portfolio managers in its entirety on page 40 of the Class A, B and C Prospectus, and on page 38 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	11 years	SVP, Sr. Co-Portfolio Manager
David Kalis	since March 1, 2015	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	2 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	1.5 years	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	2 years	SVP, Co-Portfolio Manager
Jon Vacko	11 years	SVP, Co-Portfolio Manager
Joe Wysocki	since March 1, 2015	SVP, Co-Portfolio Manager

The following table replaces the table listing the Convertible Fund’s portfolio managers in its entirety on page 45 of the Class A, B and C Prospectus, and on page 42 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	11 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	1.5 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	11 years	SVP, Co-Portfolio Manager
Joe Wysocki	since March 1, 2015	SVP, Co-Portfolio Manager

The following table replaces the table listing the Total Return Bond Fund’s portfolio managers in its entirety on page 50 of the Class A, B and C Prospectus, and on page 47 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	6 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	1 year	SVP, Sr. Co-Portfolio Manager
Jeremy Hughes	1.5 years	SVP, Co-Portfolio Manager
Christopher Langs	1.5 years	SVP, Co-Portfolio Manager
Jon Vacko	11 years	SVP, Co-Portfolio Manager

The following table replaces the table listing the High Income Fund’s portfolio managers in its entirety on page 54 of the Class A, B and C Prospectus, and on page 51 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	11 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	1 year	SVP, Sr. Co-Portfolio Manager
Jeremy Hughes	1.5 years	SVP, Co-Portfolio Manager
Christopher Langs	1.5 years	SVP, Co-Portfolio Manager
Jon Vacko	since March 1, 2015	SVP, Co-Portfolio Manager

The following table replaces the table listing the Market Neutral Income Fund’s portfolio managers in its entirety on page 59 of the Class A, B and C Prospectus, and on page 56 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Eli Pars	1 year	SVP, Sr. Co-Portfolio Manager
Jason Hill	2 years	SVP, Co-Portfolio Manager
David O’Donohue	since September 1, 2015	VP, Co-Portfolio Manager

The following table replaces the table listing the Dividend Growth Fund’s portfolio managers in its entirety on page 69 of the Class A and C Prospectus, and on page 66 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	since January 29, 2015	SVP, Sr. Co-Portfolio Manager
David Kalis	since January 29, 2015	SVP, Sr. Co-Portfolio Manager
Jon Vacko	since January 29, 2015	SVP, Co-Portfolio Manager

The following table replaces the table listing the Mid Cap Growth Fund’s portfolio managers in its entirety on page 73 of the Class A and C Prospectus, and on page 70 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
David Kalis	since November 13, 2014	SVP, Sr. Co-Portfolio Manager
Michael Roesler	since September 1, 2015	SVP, Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager

The following table replaces the table listing the Emerging Market Equity Fund’s portfolio managers in its entirety on page 78 of the Class A and C Prospectus, and on page 75 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Eli Pars	since March 1, 2015	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	since Fund’s inception	SVP, Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager

The following table replaces the table listing the Global Convertible Fund’s portfolio managers in its entirety on page 83 of the Class A and C Prospectus, and on page 80 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
John Hillenbrand	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Eli Pars	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	since Fund’s inception	SVP, Co-Portfolio Manager
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager
Joe Wysocki	since March 1, 2015	SVP, Co-Portfolio Manager

The following table replaces the table listing the Hedged Equity Income Fund’s portfolio managers in its entirety on page 87 of the Class A and C Prospectus, and on page 84 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Eli Pars	since Fund’s inception	SVP, Sr. Co-Portfolio Manager
Jason Hill	since Fund’s inception	SVP, Co-Portfolio Manager
David O’Donohue	since September 1, 2015	VP, Co-Portfolio Manager

The “Portfolio Managers” Section beginning on Page 102 of the Class A, B and C Prospectus and on page 99 of the Class I and R prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

John P. Calamos, Sr. During the past five years, John P. Calamos, Sr. has been President and Trustee of the Calamos Investment Trust (“Trust”) and Chairman, CEO and Global Co-CIO of CALAMOS ADVISORS as of August 31, 2012, prior thereto he was Chairman, CEO and Co-CIO of CALAMOS ADVISORS and its predecessor company.

Gary D. Black. Gary D. Black serves as a Co-Portfolio Manager as of September 2015. Between August 31, 2012 and September 2015 he was the Executive Vice President and Global Co-CIO of CALAMOS ADVISORS. Mr. Black served as Chief Executive Officer and Chief Investment Officer, and was a Founding Member of Black Capital LLC from July 2009 until August 2012. Prior thereto, Mr. Black served as Chief Executive Officer of Janus Capital Group from January 2006 through July 2009.

John P. Calamos, Jr. John P. Calamos, Jr., Co-Portfolio Manager of CALAMOS ADVISORS joined the firm in 1985 and has held various senior investment positions since that time.

Dennis Cogan. Dennis Cogan joined CALAMOS ADVISORS in March 2005 and since March 2013 is a Co-Portfolio Manager. Between March 2005 and March 2013 he was a senior strategy analyst.

Jason Hill. Jason Hill joined CALAMOS ADVISORS in March 2004 and has been a Co-Portfolio Manager since June 2014. Between August 2013 and June 2014, he was a Senior Strategy Analyst. Previously, he was a Portfolio Administrator.

John Hillenbrand. John Hillenbrand joined CALAMOS ADVISORS in 2002 and since September 2015 is a Co-CIO, Head of Multi-Asset Strategies and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager. From March 2013 to September 2015 he was a Co-Portfolio Manager. Between August 2002 and March 2013 he was a senior strategy analyst.

Jeremy Hughes. Jeremy Hughes joined CALAMOS ADVISORS in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Hughes was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2008.

David Kalis. David Kalis joined CALAMOS ADVISORS in February 2013 and has been a Co-CIO, Head of U.S. Growth Equity Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between March 2013 and September 2015 he was a Co-Portfolio Manager. Previously, he was a Managing Partner at Charis Capital Management LLC from 2010 until 2013. Prior thereto, Mr. Kalis was Senior Vice President, Institutional Asset Management Group at Northern Trust Global Investments from 2006 to 2009.

Christopher Langs. Christopher Langs joined CALAMOS ADVISORS in June 2013 as a Co-Portfolio Manager. Prior thereto, Mr. Langs was a Vice President and Senior High Yield Portfolio Manager at Aviva Investors since 2006.

Nick Niziolek. Nick Niziolek joined CALAMOS ADVISORS in March 2005 and has been a Co-CIO, Head of International and Global Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between August 2013 and September 2015 he was a Co-Portfolio Manager, Co-Head of Research. Prior thereto, he was a Co-Portfolio Manager from March 2013 and August 2013. Previously, he was a senior strategy analyst from March 2005 and March 2013.

David O’Donohue. David O’Donohue joined CALAMOS ADVISORS in August 2014 and has been a Co-Portfolio Manager since September 2015. Between March 2013 and August 2014, he was a Trader at Forty4 Asset Management LLC/Hard8 Futures LLC. Prior thereto, Mr. O’Donohue was a Portfolio Manager at Chicago Fundamental Investment Partners LLC from February 2009 to November 2012.

Eli Pars. Eli Pars joined CALAMOS ADVISORS in May 2013 and has been Co-CIO, Head of Alternative Strategies and Co-Head of Convertible Strategies, as well as a Senior Co-Portfolio Manager, since September 2015. Between May 2013 and September 2015, he was a Co-Portfolio Manager. Previously, he was a Portfolio Manager at Chicago Fundamental Investment Partners from February 2009 until November 2012. Prior thereto, Mr. Pars was President at Mulligan Partners LLC from October 2006 until February 2009.

Michael Roesler. Michael Roesler joined CALAMOS ADVISORS in February 2014 as a Co-Portfolio Manager. Previously, he was a Lead Technology Sector Analyst for Small/Mid/Large/All Cap Growth Funds at Oak Ridge Investments since 2010. Prior thereto, Mr. Roesler was a Senior Equity Analyst Small and Mid Cap Growth Funds at Northern Trust Global Investments from 2008 to 2010.

Jon Vacko. Jon Vacko joined CALAMOS ADVISORS in 2000 and has been a Co-Portfolio Manager since August 2013. Previously, he was a Co-Head of Research and Investments from July 2010 to August 2013. Prior thereto he was a senior strategy analyst between July 2002 and July 2010.

Matthew Wolfson. Matthew Wolfson joined CALAMOS ADVISORS in May 2014 as a Co-Portfolio Manager. Previously, he was a Senior Analyst at Warshaw Asset Management since 2012. Prior thereto, Mr. Wolfson was a Senior Analyst, Technology, Media and Telecom at Bull Path Capital Management from 2009 to 2011.

Joe Wysocki. Joe Wysocki joined CALAMOS ADVISORS in October 2003 and since March 2015 is a Co-Portfolio Manager. Previously, Mr. Wysocki was a sector head from March 2014 to March 2015. Prior thereto, he was a Co-Portfolio Manager from March 2013 to March 2014. Between February 2007 and March 2013 he was a senior strategy analyst.

The Funds’ statement of additional information provides additional information about the team leaders, including other accounts they manage, their ownership in the CALAMOS FAMILY OF FUNDS and their compensation.

The “Team Approach to Management” Section beginning on Page 103 of the Class A, B and C Prospectus, and on page 100 of the Class I and R prospectus shall be deleted in its entirety and replaced with the following:

Team Approach to Management. CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIO, as well as the Sr. Co-Portfolio Managers and Co-Portfolio Managers. The Global Co-CIO, Sr. Co-Portfolio Managers and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. Sr. Co-Portfolio Managers and Co-Portfolio Managers are supported by a team of sector analysts making recommendations based upon rigorous fundamental research.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views

•	Discussion of sector, thematic and geographic positioning across strategies

•	Oversight of risk management across strategies

•	Monitoring and evaluation of investment performance

•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIO, who leads the Committee along with the Sr. Co-Portfolio Managers, and a select group of other senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process.

John P. Calamos, Sr., Global Co-CIO of CALAMOS ADVISORS, generally focuses on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIO, Mr. John P. Calamos, Sr. directs the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all Funds, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIO, Sr. Co-Portfolio Managers and the Co-Portfolio Managers.

John P. Calamos, Sr. is responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John Hillenbrand, David Kalis, Nick Niziolek, and Eli Pars are each Sr. Co-Portfolio Managers, and John P. Calamos, Jr., Dennis Cogan, Jason Hill, Jeremy Hughes, Christopher Langs, David O’Donohue, Jon Vacko, Michael Roesler, Matthew Wolfson, and Joe Wysocki are each Co-Portfolio Managers for the Funds for which each has been so designated.

The following revised and supplemental language replaces the section titled “Team Approach to Management” beginning on page 41 of the Statement of Additional Information:

TEAM APPROACH TO MANAGEMENT

CALAMOS ADVISORS employs a team approach to portfolio management, led by the Global Co-CIO, as well as the Sr. Co-Portfolio Managers and Co-Portfolio Managers. The Global Co-CIO, Sr. Co-Portfolio Managers and Co-Portfolio Managers are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. Sr. Co-Portfolio Managers and Co-Portfolio Managers are supported by a team of sector analysts making recommendations based upon rigorous fundamental research.

CALAMOS ADVISORS has an Investment Committee (“Investment Committee”) that performs the following functions:

•	Establishment of top-down global macroeconomic views

•	Discussion of sector, thematic and geographic positioning across strategies

•	Oversight of risk management across strategies

•	Monitoring and evaluation of investment performance

•	Evaluation and recommendation of enhancements to the investment process

The Investment Committee operates as a team and consists of our Global Co-CIO, who leads the Committee along with the Sr. Co-Portfolio Managers, and a select group of other senior investment professionals. Other members of the investment team will also participate in Committee meetings in connection with specific investment related issues or topics as deemed appropriate. Membership of the Investment Committee may be modified to ensure we adapt to dynamic economic, capital market and investment environments as well as incorporate diverse views into our investment process.

John P. Calamos, Sr., Global Co-CIO of CALAMOS ADVISORS, generally focuses on firm-wide risk management and the top-down approach of diversification by country and industry sector and macro-level investment themes. As Global Co-CIO, Mr. John P. Calamos, Sr. directs the team’s focus on the macro themes upon which the portfolio’s strategy is based. For all Funds, the team, as a whole, implements the investment strategies, under the general direction and supervision of the Global Co-CIO, Sr. Co-Portfolio Managers and the Co-Portfolio Managers.

John P. Calamos, Sr. is responsible for the day-to-day management of the team, bottom-up research efforts and strategy implementation. John Hillenbrand, David Kalis, Nick Niziolek, and Eli Pars are each Sr. Co-Portfolio Managers, and John P. Calamos, Jr., Dennis Cogan, Jason Hill, Jeremy Hughes, Christopher Langs, David O’Donohue, Jon Vacko, Michael Roesler, Matthew Wolfson, and Joe Wysocki are each Co-Portfolio Managers for the Funds for which each has been so designated.

The Global Co-CIO, Sr. Co-Portfolio Managers and Co-Portfolio Managers also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts as of October 31, 2014 is set forth below. As of October 31, 2014 the Global Convertible Fund and the Hedged Equity Income Fund had not commenced operations.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31, 2014

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	26	21,500,507,441	8	697,392,373	1,746	2,207,575,261
John Hillenbrand (1)	23	17,137,162,551	8	697,392,373	1,746	2,207,575,261
Jon Vacko (2)	19	16,698,552,170	7	684,695,125	1,746	2,207,575,261
Dennis Cogan (3)	17	16,560,617,147	7	684,695,125	1,746	2,207,575,261
Nick Niziolek (3)	17	16,560,617,147	7	684,695,125	1,746	2,207,575,261
Eli Pars (4)	14	16,453,644,150	3	303,584,261	1,746	2,207,575,261
David Kalis (5)	7	3,808,557,059	1	46,316,160	1,746	2,207,575,261

Jeremy Hughes	7	6,649,027,027	1	12,697,248	0	—
Christopher Langs	7	6,649,027,027	1	12,697,248	0	—
Jason Hill	1	4,185,796,384	0	—	0	—
Michael Roesler (6)	1	47,574,609	0	—	0	—
Matthew Wolfson	1	129,973,897	1	30,702,224	0	—
Joe Wysocki (7)	0	—	0	—	0	—
David O’Donohue (8)	0	—	0	—	0	—

As of October 31, 2014, the accounts listed below include an advisory fee that is based on performance of the account.

NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE BASED AS OF OCTOBER 31, 2014

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	2	969,388,148	0	—	0	—
John Hillenbrand (1)	0	—	0	—	0	—
Jon Vacko (2)	0	—	0	—	0	—
Dennis Cogan (3)	2	969,388,148	0	—	0	—
Nick Niziolek (3)	2	969,388,148	0	—	0	—
Eli Pars (4)	0	—	0	—	0	—
David Kalis (5)	0	—	0	—	0	—
Jeremy Hughes	0	—	0	—	0	—
Christopher Langs	0	—	0	—	0	—
Jason Hill	0	—	0	—	0	—
Michael Roesler (6)	0	—	0	—	0	—
Matthew Wolfson	0	—	1	30,702,224	0	—
Joe Wysocki (7)	0	—	0	—	0	—
David O’Donohue (8)	0	—	0	—	0	—

(1)	John Hillenbrand is added to Opportunistic Value Fund and Dividend Growth Fund as of January 29, 2015. Mr. Hillenbrand is removed from Hedged Equity Income Fund as of March 1, 2015.
(2)	Jon Vacko is added to Opportunistic Value Fund and Dividend Growth Fund as of January 29, 2015. Mr. Vacko is added to Total Return Bond Fund and High Income Fund and removed from Hedged Equity Income Fund as of March 1, 2015.
(3)	Dennis Cogan and Nick Niziolek are removed from Growth Fund, Focus Growth Fund, Growth and Income Fund, Convertible Fund, and Mid Cap Growth Fund as of March 1, 2015.
(4)	Eli Pars is added to International Growth Fund, Global Equity Fund, and Emerging Market Equity Fund as of March 1, 2015.
(5)	David Kalis is added to Growth Fund, Focus Growth Fund and Mid Cap Growth Fund as of November 13, 2014. Mr. Kalis is added to Dividend Growth Fund as of January 29, 2015. He is added to Global Equity Fund, Growth and Income Fund, and Global Growth and Income Fund as of March 1, 2015.
(6)	Michael Roesler is added to Growth Fund, Focus Growth Fund, and Mid Cap Growth Fund as of September 1, 2015.
(7)	Joe Wysocki is added to Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, and Global Convertible Fund as of March 1, 2015.
(8)	David O’Donohue is added to Market Neutral Income Fund and Hedged Equity Income Fund as of September 1, 2015.

Each Co-Portfolio Manager may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Co-Portfolio Manager or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

The Funds’ Co-Portfolio Managers are responsible for managing both the Funds and other accounts, including separate accounts and funds not required to be registered under the 1940 Act.

Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.

A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Calamos Advisors’ Chief Compliance Officer on a monthly basis.

Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

The Co-Portfolio Managers advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Co-Portfolio Manager to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Co-Portfolio Managers from such accounts due to unrealized appreciation as well as realized gains in the client’s account.

As of December 31, 2014, John P. Calamos, Sr., our Global Co-CIO, as well as John P. Calamos, Jr., receive all of their compensation from Calamos Advisors. Each has entered into an employment agreement that provides for compensation in the form of an annual base salary and a target bonus, both components payable in cash. Their target bonus is set at a percentage of the respective base salary. Similarly, there is a target for Long-Term Incentive (“LTI”) awards and that target is also set at a percentage of the respective base salaries.

As of December 31, 2014, John P. Calamos, Jr., Dennis Cogan, Jason Hill, John Hillenbrand, Jeremy Hughes, David Kalis, Christopher Langs, Nick Niziolek, Eli Pars, Michael Roesler, Jon Vacko, Matthew Wolfson, and Joe Wysocki receive all of their compensation from Calamos Advisors. As of September 1, 2015, David O’Donohue receives all of his compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary, a discretionary bonus (payable in cash) and LTI awards. Each of these individuals has a bonus range of opportunity which is expressed as a percentage of base salary. Each of these individuals is also eligible for discretionary LTI awards based on individual and collective performance, however these awards are not guaranteed from year to year. LTI awards consist of restricted stock units or a combination of restricted stock units and stock options. A portion of certain LTI awards must be invested in funds or accounts advised by Calamos Advisors, including funds advised by such individuals.

The amounts paid to all Co-Portfolio Managers and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Co-Portfolio Managers’ compensation structure does not differentiate between the Funds and other accounts managed by the Co-Portfolio Managers, and is determined on an overall basis, taking into consideration annually the performance of the various strategies managed by the Co-Portfolio Managers. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the target bonus, as well as overall performance of Calamos Advisors. All Co-Portfolio Managers are eligible to receive annual equity awards in shares of Calamos Asset Management, Inc. under an incentive compensation plan.

Historically, the annual equity awards granted under the incentive compensation plan have been comprised of stock options and restricted stock units which vest over periods of time. Unless terminated early, the stock options have a ten-year term. Grants of restricted stock units and stock options must generally be approved by the Compensation Committee of the Board of Directors of Calamos Asset Management, Inc.

The compensation structure described above is also impacted by additional corporate objectives set by the Board of Directors of Calamos Asset Management, Inc., which for 2014 included investment performance, as measured annually by risk-adjusted performance of the investment strategies managed by Calamos Advisors over a blended short- and long-term measurement period; distribution effectiveness, as measured by redemption rates and net sales in products that are open to new investors; and financial performance, as measured by operating earnings and margin.

	GROWTH FUND	GROWTH AND INCOME FUND	OPPORTUNISTIC VALUE FUND	FOCUS GROWTH FUND	DISCOVERY GROWTH FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	Over $1,000,000	Over $1,000,000	$500,001 - $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	None	$100,001 - $500,000	None
John Hillenbrand	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Eli Pars	None	$0 - $10,000	None	None	None
Dennis Cogan	$0 - $10,000	None	None	None	None
Nick Niziolek	$0 - $10,000	None	None	None	None
David Kalis	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Jason Hill	None	None	$0 - $10,000	$0 - $10,000	None
Matthew Wolfson	None	None	None	None	None
Joe Wysocki	$0 - $10,000	$0 - $10,000	None	None	None
Michael Roesler	None	None	None	None	None
David O’Donohue**	$0 - $10,000	$0 - $10,000	$0 - $10,000	None	$0 - $10,000

	GLOBAL GROWTH AND	INTERNATIONAL	GLOBAL EQUITY	CONVERTIBLE	MARKET NEUTRAL
	INCOME FUND	GROWTH FUND	FUND	FUND	INCOME FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	$100,001 - $500,000	Over $1,000,000
John P. Calamos, Jr.	Over $1,000,000	$500,001 - $1,000,000	$100,001 - $500,000	$10,001 - $50,000	$500,001 - $1,000,000
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	$10,001 - $50,000	$50,001 - $100,000	$50,001 - $100,000
John Hillenbrand	$100,001 - $500,000	$100,001 - $500,000	None	None	None
Eli Pars	$50,001 - $100,000	None	$10,001 - $50,000	$100,001 - $500,000	$50,001 - $100,000
Dennis Cogan	$50,001 - $100,000	None	None	None	$10,001 - $50,000
Nick Niziolek	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	None	None
David Kalis	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Jason Hill	None	None	$0 - $10,000	None	$100,001 - $500,000
Matthew Wolfson	None	$0 - $10,000	None	$0 - $10,000	None
Joe Wysocki	$0 - $10,000	$0 - $10,000	$0 - $10,000	$0 - $10,000	$0 - $10,000
Michael Roesler	None	None	None	None	None
David O’Donohue**	None	$0 - $10,000	None	$10,001 - $50,000	$10,001 - $50,000

	HIGH INCOME FUND	TOTAL RETURN BOND FUND	EVOLVING WORLD GROWTH FUND	LONG/SHORT FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr.(1)	$100,001 - $500,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	$50,001 - $100,000	$100,001 - $500,000	None	$10,001 - $50,000	$10,001 - $150,000
Jon Vacko	None	$0 - $10,000	$100,001 - $500,000	None	None
John Hillenbrand	None	None	None	None	None
Eli Pars	None	None	None	None	None
Dennis Cogan	None	None	$10,001 - $50,000	None	None
Nick Niziolek	None	None	$10,001 - $50,000	None	None
David Kalis	None	None	None	None	None
Jeremy Hughes	None	None	None	None	None
Christopher Langs	None	None	None	None	None
Jason Hill	None	$0 - $10,000	$0 - $10,000	None	$10,001 - $50,000
Matthew Wolfson	$0 - $10,000	None	None	$0 - $10,000	None
Joe Wysocki	$10,001 - $50,000	None	$0 - $10,000	None	None
Michael Roesler	None	None	None	None	None
David O’Donohue**	$0 - $10,000	None	$0 - $10,000	$0 - $10,000	$0 - $10,000

	MID CAP GROWTH FUND	EMERGING MARKET EQUITY FUND	GLOBAL CONVERTIBLE FUND*	HEDGED EQUITY INCOME FUND*
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	None	None
John P. Calamos, Jr.	None	None	None	None
Jon Vacko	$50,001 - $100,000	None	None	None
John Hillenbrand	None	None	None	None
Eli Pars	None	$10,001 - $50,000	None	None
Dennis Cogan	None	None	None	None
Nick Niziolek	None	$10,001 - $50,000	None	None
David Kalis	None	None	None	None
Jeremy Hughes	None	None	None	None
Christopher Langs	None	None	None	None
Jason Hill	None	None	None	None
Matthew Wolfson	None	None	None	None
Joe Wysocki	$0 - $10,000	None	None	None
Michael Roesler	None	None	None	None
David O’Donohue**	$0 - $10,000	None	$10,001 - $50,000	$10,001 - $50,000

*	Launched December 31, 2014
**	Valuation as of June 30, 2015
(1)	Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

Please retain this supplement for future reference.